LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

January 22, 1997

Dear Shareholder:

Strong since their July selloff, small cap stocks included in the Russell 2500 Index returned 3.22% for the six months ended November 30, 1996 and 8.66% for the three-month period ended on that date. Leading the charge were the energy, banks, savings and loans, and real estate investment trust (REIT) sectors. Long-term investors should note that, as of December 31, 1996, the Russell 2500 Index had risen a very impressive 56.8% over the course of two years -- its fourth largest upswing since it was first created in 1978.

The JPM Institutional U.S. Small Company Fund provided a return of 1.92% for the six-month period ended November 30, 1996 versus an Index return of 3.22%. However, the Fund was able to provide a return of 19.57% for its shareholders during the twelve months ended November 30, 1996 -- outpacing the 19.43% return provided over the same period by the Russell 2500. We feel it is important to note that the Fund's benchmark is an unmanaged index whose performance does not include fees or operating expenses and which is not available to individual and/or institutional investors.

The Fund's net asset value decreased from $13.97 per share to $13.46 at the end of the six months under review, after making distributions during the period of $0.21 from long-term capital gains, $0.45 from short-term capital gains, and $0.05 from ordinary income. Meanwhile,the Fund's net assets rose from $291.9 million on May 31, 1996 to $333.6 million at the end of the review period. The net assets of The U.S. Small Company Portfolio, in which the Fund invests, totaled approximately $933 million at November 30, 1996.

The report that follows includes a portfolio manager Q&A with Michael J. Kelly, a member of our port-folio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide our outlook for the months ahead.

As always, we welcome your comments, questions, or any suggestions on how we can further improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 766-7722.
Sincerely yours,

/s/ Evelyn E. Guernsey
Evelyn E. Guernsey
J.P. Morgan Funds Services


TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . .1

FUND PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

PORTFOLIO MANAGER Q&A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .3

FUND FACTS AND HIGHLIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . .5

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.







PERFORMANCE                      TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                 ----------------    ------------------------------------
                                 THREE     SIX       ONE       THREE     FIVE      TEN
AS OF NOVEMBER 30, 1996          MONTHS    MONTHS    YEAR      YEARS     YEARS     YEARS
-------------------------------------------------    ------------------------------------
The JPM Institutional
 U.S. Small Company Fund*         8.46%     1.92%    19.57%    14.49%    16.61%    12.11%
Russell Benchmark**               8.66%     3.22%    19.43%    16.72%    17.99%    12.34%
Lipper Small Company
 Growth Fund Average              6.00%    -1.29%    19.76%    16.35%    17.10%    13.85%

AS OF SEPTEMBER 30, 1996
-------------------------------------------------    ------------------------------------
The JPM Institutional
 U.S. Small Company Fund*         1.91%     6.28%    15.52%    12.47%    15.57%    12.34%
Russell Benchmark**               2.26%     6.51%    15.83%    14.36%    16.54%    12.28%
Lipper Small Company
 Growth Fund Average              1.76%     9.74%    18.40%    15.36%    16.73%    14.26%


*THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND'S RETURNS INCLUDE HISTORICAL RETURNS OF THE PIERPONT CAPITAL APPRECIATION FUND PRIOR TO NOVEMBER 4, 1993 (COMMENCEMENT OF OPERATIONS); THE INCEPTION DATE OF THE FUND IS JULY 19, 1993.

**THE RUSSELL BENCHMARK IS COMPRISED OF THE RUSSELL 2000 INDEX PRIOR TO AUGUST 31, 1993 AND THE RUSSELL 2500 INDEX THEREAFTER. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE U.S. SMALL COMPANY PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

PORTFOLIO MANAGER Q&A


[PHOTO]
Following is an interview with MICHAEL J. KELLY, who is a member of the portfolio management team for The U.S. Small Company Portfolio in which the Fund invests. Prior to joining Morgan in 1985, Michael, a Chartered Financial Analyst and Wharton MBA, held a position at the economic firm of Townsend-Greenspan & Co., Inc. He has served as President of the Machinery Analysts of New York, Vice President of the Electrical Products Group, as a committee member of the AIMR, and as a member of the Money Marketeers of New York. This interview was conducted January 21, 1997 and reflects Michael's views on that date.

THE FUND SUBSTANTIALLY OUTPERFORMED ITS LIPPER COMPETITORS FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996. WHY DO YOU THINK THE FUND'S INVESTMENT STRATEGY WAS WELL SUITED TO THE MARKET CLIMATE FOR THE PERIOD?

MJK: Our low risk investment style was a major contributor to the Portfolio's strong return against competitors for the period. The majority of small cap managers tend to be overweighted all the time in the market's "growth sectors," which did well during the last few years. The market environment changed in the second half of 1996, however, as a few earnings disappointments highlighted the risks associated with these growing areas -- these scattered reports quickly deflated entire sectors. Some of the traditional growth sectors that came under pressure included health care, software, retail, and services.

Our Portfolio's sector-neutral strategy performed well in this changing environment. We believe that having broad sector exposure and over 350 securities in the Portfolio provides significantly more downside protection than competitors, especially when certain "theme" type investments falter.

WERE THERE PARTICULAR SECTORS WHERE THE FUND OUTPERFORMED THE INDEX OVER THE SAME PERIOD?

MJK: Sectors in the Fund that outperformed included REITs, savings and loans, and basic industry. This is not surprising considering that these sectors trailed for most of the first half of the year, when investors tended to have a more short-term view, especially in the traditional growth sectors. When longer views prevailed during the second half, these sectors outperformed in relative terms.

WHICH PORTFOLIO HOLDINGS CONTRIBUTED MOST TO THIS RELATIVE OUTPERFORMANCE AND WHAT PART OF THE MORGAN RESEARCH ON THEM INITIALLY CAUGHT YOUR INVESTMENT EYE?

MJK: One of the securities that helped the Fund's relative performance was Dekalb Genetics Corp., a corn seed producer followed by analyst Jim Brown. We have liked the stock for more than a year now, and it has been one of the Portfolio's top performers over that period. We believe that market participants are finally beginning to comprehend the company's superior yields, along with its continuing ability to gain market share from the industry leader, Pioneer. Dekalb Genetics Corp. is one of the Portfolio's largest holdings.

QUANTUM CORP., which designs and markets hard disk drives for the computer industry, recently enjoyed a price resurgence as investors regained confidence in the company's restructuring plans.Quantum has been restructuring since it acquired Digital Equipment Corp.'s storage product business. The most recent move to pique investors' interests was the company's plan to move its high-end disk production plant from Boston to their joint venture partner in Japan.

IN YOUR VIEW, ARE ANY OF THE PORTFOLIO SECTORS THAT HAVE RECENTLY UNDERPERFORMED LIKELY TO REBOUND IN THE MONTHS AHEAD?

MJK: Portfolio selections in the retail sector have proved somewhat disappointing during the past few months. We do see promise in the sector going forward, since we believe much of its recent underperformance stemmed from year-end tax loss selling.

THE U.S. ECONOMIC GROWTH HAS ACCELERATED IN RECENT MONTHS, WITH ADDITIONAL GROWTH PROJECTED FOR 1997. DO YOU EXPECT SUCH AN ENVIRONMENT TO BE GOOD FOR SMALL CAP STOCKS?

MJK: We would expect this environment to be very good for small cap stocks. Indeed, coupled with small cap's underperformance relative to large cap stocks over the last three years, we believe it could help foster an extended period of relative outperformance in the small cap market.

THE RUSSELL 2500 INDEX EXPERIENCED A CONSIDERABLE DECLINE IN JULY, IN FACT ITS EIGHTH-LARGEST DROP SINCE IT WAS CREATED IN 1978. WHAT DO YOU THINK WERE SOME OF THE REASONS UNDERLYING THIS DECLINE, AND WHAT ARE THE PORTFOLIO'S GOALS AND STRUCTURE WITH REGARD TO PROTECTION AGAINST MARKET VOLATILITY?

MJK: The major reason for the July sell-off was an inventory correction in the technology sector that brought about an abundance of negative earnings surprises. We attempt to protect the Fund by not owning the real "high flyers" among momentum-driven stocks.

COULD YOU GIVE US THREE REASONS WHY INVESTORS SHOULD BE ENTHUSIASTIC ABOUT THIS ASSET CLASS RIGHT NOW?

MJK: Value, value, and value. Small cap stocks are now the cheapest they have been, relative to large cap stocks, since 1992. The rising U.S. dollar should also prove helpful, along with relative earnings revisions which recently flipped over from favoring large cap stocks to favoring small cap stocks.

FUND FACTS


INVESTMENT OBJECTIVE
The JPM Institutional U.S. Small Company Fund seeks to provide a high total return from a portfolio of equity securities of small companies. The Fund seeks to outperform the Russell 2500 Index. The Fund is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.


--------------------------------------------------------------------------------
INCEPTION DATE*
7/19/93

--------------------------------------------------------------------------------
NET ASSETS AS OF 11/30/96
$333,567,756

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE
12/27/96


EXPENSE RATIO
The Fund's current annualized expense ratio of 0.80% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1996

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]


LARGEST EQUITY HOLDINGS                                   % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

CAPITAL RE CORP.                                          1.5%
DEKALB GENETICS CORP.                                     1.3%
ROHR INDUSTRIES, INC.                                     1.2%
PAGING NETWORK, INC.                                      1.1%
COMMERCIAL METALS CO.                                     1.1%


*INVESTMENT OPERATIONS COMMENCED ON NOVEMBER 4, 1993, WHEN THE FIRST PUBLIC SHAREHOLDER ENTERED THE FUND.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND (THE "FUND"). SIGNATURE BROKER-DEALER SERVICES, INC. SERVED AS THE FUND'S DISTRIBUTOR PRIOR TO AUGUST 1, 1996.

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume reinvestment of income, and reflect the reimbursement of certain Fund expenses as described in the Prospectus. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The U.S. Small Company Portfolio (the "Portfolio"), a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. Consistent with applicable regulatory guidance, performance for the Fund prior to Novmeber 4, 1993 reflects the performance of The Pierpont Capital Appreciation Fund, the predecessor entity to the Portfolio, which had a substantially similar investment objective and restrictions as the Fund. Performance for the period prior to November 4, 1993 reflects deduction of the charges and expenses of The Pierpont Capital Appreciation Fund, which were higher than the estimated charges and expenses for the Fund, after reimbursements.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Small Company Portfolio
  ("Portfolio"), at value                          $333,618,557
Receivable for Expense Reimbursements                    40,046
Deferred Organization Expenses                           16,263
Prepaid Trustees' Fees                                      577
Prepaid Expenses and Other Assets                        14,002
                                                   ------------
    Total Assets                                    333,689,445
                                                   ------------

LIABILITIES
Shareholder Servicing Fee Payable                        26,749
Administrative Services Fee Payable                       8,356
Administration Fee Payable                                2,119
Fund Services Fee Payable                                   441
Accrued Expenses                                         84,024
                                                   ------------
    Total Liabilities                                   121,689
                                                   ------------

NET ASSETS
Applicable to 24,788,384 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $333,567,756
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $13.46
                                                          -----
                                                          -----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $283,775,178
Undistributed Net Investment Income                   1,257,775
Accumulated Net Realized Gain on Investment           7,557,992
Net Unrealized Appreciation of Investment            40,976,811
                                                   ------------
    Net Assets                                     $333,567,756
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $15,837)                                  $ 2,098,092
Allocated Interest Income                                          357,080
Allocated Portfolio Expenses                                    (1,031,219)
                                                               -----------
    Net Investment Income Allocated from
      Portfolio                                                  1,423,953

FUND EXPENSES
Shareholder Servicing Fee                          $ 149,430
Registration Fees                                     52,509
Administrative Services Fee                           43,973
Transfer Agent Fees                                   22,953
Printing Expenses                                     13,249
Administration Fee                                     9,634
Professional Fees                                      5,547
Fund Services Fee                                      5,288
Amortization of Organization Expenses                  4,991
Trustees' Fees and Expenses                            2,621
Insurance Expense                                      1,519
Miscellaneous                                          1,710
                                                   ---------
    Total Fund Expenses                              313,424
Less: Reimbursement of Expenses                     (149,183)
                                                   ---------

NET FUND EXPENSES                                                  164,241
                                                               -----------
NET INVESTMENT INCOME                                            1,259,712

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                      8,086,909

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                           (1,543,145)
                                                               -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $ 7,803,476
                                                               -----------
                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1996     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1996
                                                   -----------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $      1,259,712    $    2,631,533
Net Realized Gain on Investment Allocated from
  Portfolio                                               8,086,909        25,119,072
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                              (1,543,145)       39,128,005
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                          7,803,476        66,878,610
                                                   -----------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (1,192,702)       (2,014,227)
Net Realized Gain                                       (15,180,313)      (14,495,655)
                                                   -----------------   --------------
    Total Distributions to Shareholders                 (16,373,015)      (16,509,882)
                                                   -----------------   --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         64,045,369       111,392,535
Reinvestment of Dividends and Distributions               5,091,759         7,767,762
Cost of Shares of Beneficial Interest Redeemed          (18,930,384)      (26,877,469)
                                                   -----------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                50,206,744        92,282,828
                                                   -----------------   --------------
    Total Increase in Net Assets                         41,637,205       142,651,556

NET ASSETS
Beginning of Period                                     291,930,551       149,278,995
                                                   -----------------   --------------
End of Period (including undistributed net
  investment income of $1,257,775 and $1,190,765,
  respectively)                                    $    333,567,756    $  291,930,551
                                                   -----------------   --------------
                                                   -----------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                       FOR THE FISCAL YEAR            FOR THE PERIOD
                                                        FOR THE               ENDED                   JULY 19, 1993
                                                   SIX MONTHS ENDED          MAY 31,                (INCEPTION DATE)*
                                                   NOVEMBER 30, 1996   -------------------               THROUGH
                                                      (UNAUDITED)        1996       1995               MAY 31, 1994
                                                   -----------------   --------   --------          -----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $          13.97    $  11.16   $  10.03   $                         10.00
                                                   -----------------   --------   --------   --------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.04        0.13       0.10                              0.04
Net Realized and Unrealized Gain on Investment                 0.16        3.66       1.12                                --
                                                   -----------------   --------   --------   --------------------------------
Total from Investment Operations                               0.20        3.79       1.22                              0.04
                                                   -----------------   --------   --------   --------------------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (0.05)      (0.12)     (0.09)                            (0.01)
Net Realized Gain                                             (0.66)      (0.86)        --                                --
                                                   -----------------   --------   --------   --------------------------------
Total Distributions to Shareholders                           (0.71)      (0.98)     (0.09)                            (0.01)
                                                   -----------------   --------   --------   --------------------------------

NET ASSET VALUE, END OF PERIOD                     $          13.46    $  13.97   $  11.16   $                         10.03
                                                   -----------------   --------   --------   --------------------------------
                                                   -----------------   --------   --------   --------------------------------
Total Return                                                   1.92%+     35.60%     12.26%                             0.42%+
                                                   -----------------   --------   --------   --------------------------------
                                                   -----------------   --------   --------   --------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $        333,568    $291,931   $149,279   $                        74,141
Ratios to Average Net Assets
  Expenses                                                     0.80%(a)     0.80%     0.80%                             0.80%(a)
  Net Investment Income                                        0.84%(a)     1.20%     1.14%                             0.93%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                      0.10%(a)     0.03%     0.11%                             0.27%(a)

------------------------
+ Not annualized.

(a) Annualized.

*  Investment operations commenced on November 4, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional U.S. Small Company Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The inception date of the Fund is July 19, 1993, and the Fund commenced operations on November 4, 1993 when the first public shareholder was admitted.

The Fund invests all of its investable assets in The U.S. Small Company Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (36% at November 30, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends and paid semi-annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $4,991. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e)The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers affiliated with Signature. Effective December 29, 1995, the Administration Agreement provided for a fee to be paid to Signature such that the fee charged was equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Pierpont Funds (formerly known as The Pierpont Funds), or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from June 1, 1996 through July 31, 1996, Signature's fees for those services amounted to $5,925. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $3,709.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were being liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    b)Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share that its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from June 1, 1996 through July 31, 1996, the fee for these services amounted to $11,420.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $32,553.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.80% of the average daily net assets of the Fund through September 30, 1997. For the six months ended November 30, 1996, Morgan has agreed to reimburse the Fund $149,183 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund. For the six months ended November 30, 1996, the fee for these services amounted to $149,430.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $5,288 for the six months ended November 30, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $700.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1996     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1996
                                                   -----------------   --------------
Shares of beneficial interest sold                        4,940,999        9,020,412
Reinvestment of dividends and distributions                 414,638          649,420
Shares of beneficial interest redeemed                   (1,464,358)      (2,147,813)
                                                   -----------------   --------------
Net Increase                                              3,891,279        7,522,019
                                                   -----------------   --------------
                                                   -----------------   --------------

The U.S. Small Company Portfolio
Semi-Annual Report November 30, 1996

(unaudited)

(The following pages should be read in conjunction with The JPM Institutional U.S. Small Company Fund
Semi-Annual Financial Statements)

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCKS (96.3%)
BASIC INDUSTRIES (8.0%)
AGRICULTURE (1.3%)
Dekalb Genetics Corp.............................       338,575   $  12,442,631
                                                                  -------------

CHEMICALS (3.1%)
Albemarle Corp...................................       344,600       6,245,875
Crompton & Knowles Corp..........................       222,900       4,095,787
Cytec Industries, Inc.+..........................        62,300       2,305,100
General Chemical Group, Inc......................       494,800       9,772,300
Landec Corp.+....................................        26,500         225,250
OM Group, Inc....................................        13,300         545,300
RPM, Inc.........................................       166,700       3,031,856
Synalloy Corp....................................        36,100         591,137
Wellman, Inc.....................................       144,300       2,326,837
                                                                  -------------
                                                                     29,139,442
                                                                  -------------

FOREST PRODUCTS & PAPER (1.0%)
American Pad & Paper Co.+........................       109,000       2,166,375
Caraustar Industries, Inc........................        59,400       2,019,600
Glatfelter (P.H.) Co.............................       164,800       3,007,600
Jefferson Smurfit Corp.+.........................        85,300       1,156,881
Universal Forest Products, Inc...................        68,600         866,075
                                                                  -------------
                                                                      9,216,531
                                                                  -------------

METALS & MINING (2.6%)
Allegheny Teledyne, Inc..........................       130,573       3,052,144
Alumax, Inc.+....................................        55,200       1,787,100
Commercial Metals Co.............................       310,500       9,897,187
Minera Rayrock, Inc.*............................       696,600         232,600
Oregon Steel Mills, Inc..........................        61,700       1,056,612
Schnitzer Steel Industries, Inc..................        95,800       2,592,587
Steel Technologies, Inc..........................       444,800       5,615,600
                                                                  -------------
                                                                     24,233,830
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                    75,032,434
                                                                  -------------

CONSUMER GOODS & SERVICES (17.2%)
AUTOMOTIVE (1.4%)
Amcast Industrial Corp...........................        73,000       1,724,625
Excel Industries, Inc............................       269,600       4,044,000
Lear Corp.+......................................       109,100       3,913,962
Simpson Industries, Inc..........................       368,700       3,825,262
                                                                  -------------
                                                                     13,507,849
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

BROADCASTING & PUBLISHING (1.3%)
Banta Corp.......................................        63,600   $   1,518,450
Consolidated Graphics, Inc.+.....................       137,500       6,239,062
Digital Generation Systems, Inc.+................        35,100         307,125
Heartland Wireless Communications, Inc.+.........        63,600         763,200
Heritage Media Corp.+............................       114,100       1,583,137
K-III Communications Corp.+......................        95,700         957,000
Norwood Promotional Products, Inc.+..............        66,600       1,073,925
                                                                  -------------
                                                                     12,441,899
                                                                  -------------

CONSTRUCTION & HOUSING (0.5%)
D.R. Horton, Inc.+...............................       475,100       4,988,550
                                                                  -------------

ENTERTAINMENT, LEISURE & MEDIA (2.4%)
Ascent Entertainment Group, Inc.+................       116,600       1,909,325
Boyd Gaming Corp.+...............................       235,700       1,915,062
CKS Group, Inc.+.................................        15,600         324,675
Education Management Corp.+......................        35,600         649,700
Golden Bear Golf, Inc.+..........................         4,600          61,812
Grand Casinos, Inc.+.............................       247,200       3,151,800
Imax Corp.+......................................       131,100       4,457,400
Johnson Worldwide Associates, Inc.+..............        70,000         813,750
Royal Caribbean Cruises Ltd.*....................        64,900       1,679,287
SCP Pool Corp.+..................................        44,700         860,475
Steiner Leisure Ltd.*+...........................        64,900         880,206
WMS Industries, Inc.+............................       228,000       5,757,000
                                                                  -------------
                                                                     22,460,492
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (1.1%)
Consolidated Cigar Holdings Inc.+................        27,600         672,750
Coors (Adolph) Co................................        68,400       1,350,900
Dreyer's Grand Ice Cream, Inc....................        48,400       1,331,000
Eskimo Pie Corp..................................       100,100       1,051,050
Morningstar Group, Inc.+.........................        68,600       1,174,775
Riviana Foods, Inc...............................        70,900       1,289,494
Sanderson Farms, Inc.............................        48,400         771,375
Savannah Foods & Industries, Inc.................        55,200         786,600
Universal Foods Corp.............................        48,200       1,783,400
                                                                  -------------
                                                                     10,211,344
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HOUSEHOLD APPLIANCES FURNISHINGS (0.7%)
Aaron Rents, Inc.................................        64,200   $     910,837
Bush Industries, Inc.............................       100,500       1,821,562
Sunbeam Corporation, Inc.........................       121,100       3,345,387
                                                                  -------------
                                                                      6,077,786
                                                                  -------------

HOUSEHOLD PRODUCTS (1.6%)
Bush Boake Allen, Inc.+..........................        75,900       1,935,450
Department 56, Inc.+.............................       218,300       5,075,475
First Brands Corp................................        75,800       2,169,775
Libbey, Inc......................................        99,600       2,676,750
Safety 1st, Inc.+................................       294,100       3,327,006
                                                                  -------------
                                                                     15,184,456
                                                                  -------------

PERSONAL CARE (0.3%)
French Fragrances, Inc.+.........................       107,100         923,737
Tambrands, Inc...................................        41,600       1,778,400
                                                                  -------------
                                                                      2,702,137
                                                                  -------------
RESTAURANTS & HOTELS (3.2%)
Candlewood Hotel Company, Inc.+..................       124,000       1,255,500
Darden Restaurants, Inc..........................       628,700       5,422,537
Doubletree Corp.+................................        42,800       1,810,975
Extended Stay America, Inc.+.....................       186,400       3,914,400
La Quinta Inns, Inc..............................       233,700       4,498,725
Landry's Seafood Restaurants, Inc.+..............       104,100       2,472,375
Outback Steakhouse, Inc.+........................        74,700       2,161,631
Papa John's International, Inc.+.................        49,650       1,607,419
Planet Hollywood International, Inc.+............        12,400         285,200
Wendy's International, Inc.......................       284,300       6,076,912
                                                                  -------------
                                                                     29,505,674
                                                                  -------------

RETAIL (4.6%)
Books-A-Million, Inc.+...........................       100,900         687,381
Catherines Stores Corp.+.........................       168,400         968,300
Charming Shoppes, Inc............................       263,400       1,333,462
Dominick's Supermarkets, Inc.+...................        33,500         703,500
Duckwall-Alco Stores, Inc.+......................        27,200         343,400
Footstar, Inc.+..................................       116,800       2,394,400
Garden Ridge Corp.+..............................       267,400       2,206,050
General Nutrition Companies, Inc.+...............       471,100       8,155,919
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RETAIL (CONTINUED)
Hannaford Brothers Co............................        49,700   $   1,602,825
Kohl's Corp.+....................................        49,200       1,961,850
Lazare Kaplan International, Inc.+...............        23,300         451,437
Linens 'N Things, Inc.+..........................        42,000         656,250
Loehmann's Holdings, Inc.+.......................        55,500       1,668,469
Nu Skin Asia Pacific Inc.+.......................         9,400         278,475
One Price Clothing Stores, Inc.+.................       329,100         915,309
Pacific Sunwear of California+...................        13,100         352,062
Party City Corp.+................................        70,500       1,048,687
Penn Traffic Co.+................................       198,300       1,016,287
Stage Stores, Inc.+..............................        45,000         829,687
Sunglass Hut International, Inc.+................       259,400       1,880,650
Talbots, Inc.....................................       130,400       3,765,300
TJX Companies, Inc...............................       125,400       5,658,675
Trans World Entertainment Corp.+.................        91,900         735,200
Urban Outfitters, Inc.+..........................       117,200       1,714,050
Wolverine World Wide, Inc........................        44,400       1,193,250
                                                                  -------------
                                                                     42,520,875
                                                                  -------------

TEXTILES (0.1%)
Ashworth, Inc.+..................................        16,000         100,000
Worldtex, Inc.+..................................        57,200         471,900
                                                                  -------------
                                                                        571,900
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                   160,172,962
                                                                  -------------

ENERGY (6.4%)
GAS EXPLORATION (1.8%)
Devon Energy Corp................................        61,600       2,233,000
El Paso Natural Gas Co...........................        41,900       2,095,000
K N Energy, Inc..................................        67,000       2,721,875
Newfield Exploration Co.+........................        42,000       2,105,250
Texas Meridian Resources Corp.+..................        54,500         906,062
TransCanada Pipelines Ltd.*......................       387,700       6,930,137
                                                                  -------------
                                                                     16,991,324
                                                                  -------------

OIL-PRODUCTION (2.1%)
Anadarko Petroleum Corp..........................        47,900       3,203,312
Diamond Shamrock, Inc............................        29,700         965,250
Flores & Rucks, Inc.+............................        58,600       2,878,725
MAPCO, Inc.......................................       148,000       4,995,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
OIL-PRODUCTION (CONTINUED)
Monterey Resources, Inc.+........................        46,000         759,000
Noble Affiliates, Inc............................        90,000   $   4,241,250
Vastar Resources, Inc............................        57,300       2,299,162
                                                                  -------------
                                                                     19,341,699
                                                                  -------------

OIL-SERVICES (2.5%)
Camco International, Inc.........................        51,700       2,158,475
Dreco Energy Services Ltd.*+.....................        90,700       3,707,362
Input/Output, Inc.+..............................       376,200       9,028,800
National-Oilwell, Inc.+..........................        57,700       1,630,025
Smith International, Inc.+.......................        38,300       1,565,512
Transocean Offshore Inc..........................        63,800       3,843,950
Trico Marine Services, Inc.+.....................        31,000       1,313,625
                                                                  -------------
                                                                     23,247,749
                                                                  -------------
  TOTAL ENERGY...................................                    59,580,772
                                                                  -------------

FINANCE (19.1%)
BANKING (7.2%)
Bancorp Hawaii, Inc..............................        13,500         588,937
Bank United Corp.+...............................        39,200       1,048,600
Banknorth Group, Inc.............................        69,100       2,668,987
CCB Financial Corp...............................        34,500       2,294,250
Charter One Financial, Inc.......................        38,000       1,648,250
Colonial BancGroup, Inc..........................       129,700       5,188,000
Crestar Financial Corp...........................        12,300         856,387
Dime Bancorp, Inc.+..............................       199,620       3,168,967
First Alliance Corp.+............................        21,700         626,587
First Hawaiian, Inc..............................        42,500       1,378,594
First Republic Bancorp, Inc.+....................        51,000         911,625
Firstar Corp.....................................        74,800       3,992,450
FirstFed Financial Corp.+........................        65,200       1,556,650
GBC Bancorp......................................       108,600       3,081,525
GreenPoint Financial Corp........................       180,500       8,709,125
HUBCO, Inc.......................................       125,588       3,076,906
Irwin Financial Corp.............................        24,500       1,194,375
Mountain Parks Financial Corp.+..................        38,800       1,331,325
National Commerce Bancorporation.................        61,800       2,255,700
Pinnacle Financial Services, Inc.................        51,800       1,217,300
Roosevelt Financial Group, Inc...................       313,100       6,007,606
Security First Network Bank+.....................        35,100         399,262
Sterling Bancshares, Inc.........................        77,900       1,334,037
Trans Financial, Inc.............................        31,000         660,687
Trustco Bank Corp................................        77,700       1,685,119
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Westamerica Bancorporation.......................        67,600   $   3,895,450
Wilmington Trust Corp............................       154,500       6,334,500
                                                                  -------------
                                                                     67,111,201
                                                                  -------------

FINANCIAL SERVICES (2.0%)
Advanta Corp.....................................        84,800       3,577,500
Amresco, Inc.....................................        39,900         862,837
Cole Taylor Financial Group, Inc.................        22,500         642,656
Edwards (A.G.), Inc..............................       112,000       3,500,000
Emergent Group, Inc.+............................        28,600         334,262
Hambrecht & Quist Group+.........................        34,700         850,150
Litchfield Financial Corp........................        66,940         870,220
Mercury Finance Co...............................       297,400       3,457,275
Ocwen Financial Corp.+...........................         2,500          71,250
Southwest Securities Group, Inc..................       139,300       1,784,781
WFS Financial, Inc.+.............................        65,700       1,502,887
Willis Lease Finance Corp.+......................        42,000         480,375
Winthrop Resources Corp..........................        23,900         690,112
                                                                  -------------
                                                                     18,624,305
                                                                  -------------

INSURANCE (4.7%)
AMBAC, Inc.......................................        70,000       4,795,000
Capital Re Corp..................................       358,600      13,761,275
Chartwell Re Corp................................        56,300       1,548,250
Mid Ocean Ltd.*..................................        41,900       2,016,437
MMI Companies, Inc...............................       253,400       7,823,725
PartnerRe Ltd.*..................................       128,500       4,176,250
RenaissanceRe Holdings, Ltd.*....................       111,300       3,951,150
W. R. Berkley Corp...............................       112,400       5,929,100
                                                                  -------------
                                                                     44,001,187
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (5.2%)
Arden Realty Group, Inc.+........................        54,400       1,312,400
Bay Apartment Communities, Inc...................        60,400       1,963,000
Brandywine Realty Trust..........................        25,600         454,400
Cali Realty Corporation..........................       110,800       3,130,100
Capstone Capital Trust, Inc......................       114,900       2,412,900
Chelsea GCA Realty, Inc..........................        85,800       2,702,700
Colonial Properties Trust........................       108,700       2,921,312
Columbus Realty Trust............................       141,300       3,002,625
Crescent Real Estate Equities, Inc...............        40,300       1,768,163

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Developers Diversified Realty Corp...............       100,200   $   3,369,225
Equity Residential Properties Trust..............        95,100       3,815,888
Gables Residential Trust.........................       101,000       2,701,750
Healthcare Realty Trust, Inc.....................        91,600       2,335,800
Highwoods Properties, Inc........................        73,800       2,269,350
Liberty Property Trust...........................        64,000       1,488,000
MerryLand & Investment Company, Inc..............        25,500         510,000
Oasis Residential, Inc...........................       101,800       2,137,800
Patriot American Hospitality, Inc................        54,800       2,075,550
Price REIT, Inc..................................        31,500       1,094,625
Public Storage, Inc..............................        56,700       1,438,763
Starwood Lodging Trust...........................       114,400       5,462,600
Weeks Corp.......................................        13,400         380,225
                                                                  -------------
                                                                     48,747,176
                                                                  -------------
  TOTAL FINANCE..................................                   178,483,869
                                                                  -------------

HEALTH CARE (8.1%)
BIOTECHNOLOGY (1.7%)
Affymetrix, Inc.+................................        25,800         493,425
Agouron Pharmaceuticals, Inc.+...................        18,700       1,030,838
ArQule, Inc.+....................................        27,200         289,000
Houghten Pharmaceuticals, Inc.+..................        85,300         415,838
Human Genome Sciences, Inc.+.....................        84,300       3,098,025
IDEC Pharmaceuticals Corp.+......................        31,400         759,488
Incyte Pharmaceuticals, Inc.+....................        50,100       1,906,931
MIM Corp.+.......................................         4,700          24,381
ONYX Pharmaceuticals, Inc.+......................        42,900         431,681
SangStat Medical Corp.+..........................        86,900       1,971,544
Sequana Therapeutics, Inc.+......................        86,700       1,387,200
Somatogen, Inc.+.................................       119,000       1,309,000
Transkaryotic Therapies, Inc.+...................        14,500         257,375
Vertex Pharmaceuticals, Inc.+....................        37,200       1,190,400
Vical, Inc.+.....................................        55,200       1,028,100
Virus Research Institute, Inc.+..................        70,600         419,188
                                                                  -------------
                                                                     16,012,414
                                                                  -------------
HEALTH SERVICES (3.8%)
Applied Analytical Industries, Inc.+.............        24,800         520,800
Apria Healthcare Group, Inc.+....................       191,900       3,454,200
Diagnostic Health Services, Inc.+................        37,400         264,138
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HEALTH SERVICES (CONTINUED)
Foundation Health Corp.+.........................        47,000   $   1,374,750
Health Care & Retirement Corp.+..................       156,000       4,270,500
Health Systems International, Inc.+..............       134,700       3,098,100
Healthsource, Inc.+..............................       352,200       3,962,250
Kapson Senior Quarters Corp.+....................        72,900         528,525
Lifeline Systems, Inc.+..........................        31,000         525,063
Mariner Health Group, Inc.+......................       284,200       2,095,975
MedPartners, Inc.+...............................        77,278       1,758,075
Paracelsus Healthcare Corp.+.....................        68,000         238,000
Sierra Health Services, Inc.+....................       106,900       2,632,413
Sterling House Corp.+............................        71,400         606,900
Summit Care Corp.+...............................       183,600       2,708,100
Sunrise Assisted Living, Inc.+...................        19,500         465,563
Ventana Medical Systems, Inc.+...................       128,500       2,232,688
Vivra, Inc.+.....................................       142,100       4,369,575
                                                                  -------------
                                                                     35,105,615
                                                                  -------------

MEDICAL SUPPLIES (1.5%)
CellPro, Inc.+...................................       130,700       1,625,581
Eclipse Surgical Technologies+...................        45,800         360,675
Fisher Scientific International, Inc.............        17,300         791,475
Heartstream, Inc.+...............................        74,700       1,059,806
Kensey Nash Corp.+...............................       107,700       1,736,663
KeraVision, Inc.+................................       165,600       2,463,300
Medi-Ject Corp.+.................................       122,600         605,338
Perseptive Biosystems, Inc.+.....................        76,200         523,875
Physio-Control International Corp.+..............        34,800         648,150
Research Medical, Inc.+..........................       159,500       3,299,656
Sola International, Inc.+........................        36,400       1,278,550
                                                                  -------------
                                                                     14,393,069
                                                                  -------------

PHARMACEUTICALS (1.1%)
Alza Corp.+......................................       232,800       6,576,600
Forest Laboratories, Inc.+.......................       100,600       3,898,250
                                                                  -------------
                                                                     10,474,850
                                                                  -------------
  TOTAL HEALTH CARE..............................                    75,985,948
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INDUSTRIAL PRODUCTS & SERVICES (11.1%)
BUILDING MATERIALS (0.5%)
BMC West Corp.+..................................        31,100   $     373,200
Owens Corning....................................       102,600       4,398,975
                                                                  -------------
                                                                      4,772,175
                                                                  -------------

BUSINESS & PUBLIC SERVICES (0.0%)=/=
American Residential Services, Inc.+.............        17,400         371,925
                                                                  -------------

CAPITAL GOODS (2.9%)
ABC Rail Products Corp.+.........................        36,900         724,163
Applied Power, Inc...............................       158,200       5,734,750
Cincinnati Milacron, Inc.........................       127,300       2,641,475
Collins & Aikman Corp.+..........................       249,500       1,497,000
IDEX Corp........................................        53,500       2,106,563
Measurex Corp....................................        97,300       2,396,013
Modine Manufacturing Co..........................       252,800       6,256,800
Strategic Distribution, Inc.+....................       120,200         833,888
TRINOVA Corp.....................................        17,380         634,370
Wabash National Corp.............................       253,500       4,467,938
                                                                  -------------
                                                                     27,292,960
                                                                  -------------

COMMERCIAL SERVICES (2.1%)
ADT Ltd.*+.......................................       167,300       3,429,650
DeVry, Inc.+.....................................        97,300       4,342,013
Equity Corp. International+......................        70,100       1,472,100
May & Speh, Inc.+................................       112,700       1,493,275
Ogden Corp.......................................        93,600       1,813,500
Pinkertons, Inc.+................................        70,900       1,754,775
Pittston Brink's Group...........................        85,400       2,177,700
Robert Half International, Inc.+.................        76,500       2,849,625
Whittman-Hart, Inc.+.............................         5,500         248,188
                                                                  -------------
                                                                     19,580,826
                                                                  -------------
DIVERSIFIED MANUFACTURING (1.8%)
American Standard Co., Inc.+.....................        51,700       1,971,063
Brady (W.H.) Co..................................       108,300       2,396,138
Greenfield Industries, Inc.......................        46,600       1,351,400
Hexcel Corp.+....................................        39,600         717,750
Intermet Corp....................................       571,200       7,782,600
Mueller Industries, Inc.+........................        41,200       1,611,950
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
DIVERSIFIED MANUFACTURING (CONTINUED)
Nu-Kote Holding, Inc.+...........................        42,500   $     451,563
Special Devices, Inc.+...........................        26,300         379,706
                                                                  -------------
                                                                     16,662,170
                                                                  -------------

ELECTRICAL EQUIPMENT (1.8%)
Anixter International, Inc.+.....................       247,600       4,147,300
Bolder Technologies Corp.+.......................        44,100         633,938
Encore Wire Corp.+...............................       132,100       2,080,575
Grainger (W.W.), Inc.............................       115,200       9,158,400
Kuhlman Corp.....................................        32,200         567,525
                                                                  -------------
                                                                     16,587,738
                                                                  -------------

POLLUTION CONTROL (2.0%)
American Disposal Services, Inc.+................       107,300       1,716,800
Culligan Water Technologies, Inc.+...............        54,700       2,037,575
Dames & Moore, Inc...............................       217,200       2,959,350
Sevenson Environmental Services, Inc.............        63,000       1,055,250
Tetra Technologies, Inc.+........................       202,700       5,156,181
USA Waste Services, Inc.+........................        73,500       2,370,375
Wheelabrator Technologies, Inc...................       186,700       3,057,213
                                                                  -------------
                                                                     18,352,744
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   103,620,538
                                                                  -------------

TECHNOLOGY (18.5%)
AEROSPACE (2.2%)
Coltec Industries, Inc.+.........................       282,600       5,228,100
Orbital Sciences Corp.+..........................       226,600       4,347,888
Rohr Industries, Inc.+...........................       625,300      10,942,750
                                                                  -------------
                                                                     20,518,738
                                                                  -------------

COMPUTER PERIPHERALS (2.4%)
In Focus Systems, Inc.+..........................        50,300       1,056,300
Komag, Inc.+.....................................       170,200       5,520,863
Pinnacle Systems, Inc.+..........................        98,000       1,016,750
Planar Systems, Inc.+............................       204,500       2,134,469
Quantum Corp.+...................................       284,900       7,656,688
Raster Graphics, Inc.+...........................        44,200         453,050

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMPUTER PERIPHERALS (CONTINUED)
Read-Rite Corp.+.................................       219,500       4,870,156
Storm Technology, Inc.+..........................        16,100         128,800
                                                                  -------------
                                                                     22,837,076
                                                                  -------------

COMPUTER SOFTWARE (3.1%)
Acxiom Corp.+....................................        41,800   $     958,788
Analogy, Inc.+...................................        58,500         259,594
Aspen Technology, Inc.+..........................        17,000       1,412,063
Aurum Software, Inc.+............................         3,300         116,325
Avid Technology, Inc.+...........................        41,700         531,675
BMC Software, Inc.+..............................        65,700       2,874,375
Broderbund Software, Inc.+.......................        44,900       1,349,806
Edify Corp.+.....................................        65,800         904,750
Forte Software, Inc.+............................        14,000         449,750
Inso Corp.+......................................        39,400       1,681,888
ISOCOR+..........................................        13,100          75,325
MathSoft, Inc.+..................................       160,600         722,700
Mentor Graphics Corp.+...........................        63,400         622,113
MetaTools, Inc.+.................................        27,600         508,875
Metromail Corp.+.................................        51,900       1,200,188
Microware Systems Corp.+.........................        29,700         452,925
Network General Corp.+...........................       222,900       5,391,394
Objective Systems Integrators, Inc.+.............        55,600       1,369,150
Red Brick Systems, Inc.+.........................        21,100         501,125
Rogue Wave Software+.............................         7,200          93,600
Simulation Sciences, Inc.+.......................        46,700         586,669
The Learning Company, Inc.+......................       100,200       1,703,400
Transaction Systems Architects, Inc.+............        41,100       1,510,425
Tripos, Inc.+....................................       135,000       2,143,125
Verity, Inc.+....................................        17,900         297,588
Visigenic Software, Inc.+........................        60,800         889,200
                                                                  -------------
                                                                     28,606,816
                                                                  -------------

COMPUTER SYSTEMS (1.2%)
BBN Corp.+.......................................        70,700       1,626,100
EMC Corp.+.......................................       247,700       7,988,325
International Network Services...................         6,100         196,725
Sapient Corp.+...................................        20,400         813,450
Vanstar Corp.+...................................        33,500         912,875
                                                                  -------------
                                                                     11,537,475
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

ELECTRONICS (2.4%)
Adept Technology, Inc.+..........................       189,700       1,363,469
Gemstar International Group Ltd.+................        23,800         389,725
Harris Corp......................................        24,100       1,650,850
Itron, Inc.+.....................................        99,400       1,975,575
Microchip Technology, Inc.+......................       140,400       6,721,650
Nimbus CD International, Inc.+...................       118,900   $   1,010,650
Perkin-Elmer Corp................................        98,800       6,088,550
Symbol Technologies, Inc.+.......................        61,800       2,881,425
Telxon Corp......................................        23,300         281,056
                                                                  -------------
                                                                     22,362,950
                                                                  -------------

INFORMATION PROCESSING (0.4%)
Checkfree Corp.+.................................        70,000       1,181,250
DST Systems, Inc.+...............................        52,100       1,686,738
National Processing, Inc.+.......................        28,800         518,400
                                                                  -------------
                                                                      3,386,388
                                                                  -------------

SEMICONDUCTORS (3.1%)
Actel Corp.+.....................................       191,800       4,195,625
Adaptec, Inc.+...................................       109,800       4,090,050
Advanced Technology Materials, Inc.+.............       286,200       3,953,138
Credence Systems Corp.+..........................        86,900       1,710,844
ESS Technology, Inc.+............................        39,800         783,563
LSI Logic Corp.+.................................       148,800       4,482,600
Micrel, Inc.+....................................       148,600       3,696,425
Oak Technology, Inc.+............................       166,200       1,651,613
S3, Inc.+........................................        20,300         343,831
SDL, Inc.+.......................................       183,000       4,151,813
                                                                  -------------
                                                                     29,059,502
                                                                  -------------

TELECOMMUNICATION SERVICES (0.5%)
Frontier Corp....................................        61,700       1,619,625
ICG Communications, Inc.+........................        50,800       1,066,800
McLeod, Inc.+....................................        52,200       1,507,275
                                                                  -------------
                                                                      4,193,700
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS (1.8%)
Omnipoint Corp.+.................................        79,400       2,104,100
Paging Network, Inc.+............................       654,000      10,709,250
Premiere Technologies, Inc.+.....................       111,200       2,613,200
QUALCOMM, Inc.+..................................        24,100       1,009,188
                                                                  -------------
                                                                     16,435,738
                                                                  -------------

TELECOMMUNICATIONS-EQUIPMENT (1.4%)
Advanced Fibre Communications+...................         2,800         136,675
Applied Digital Access, Inc.+....................         7,800          56,063
Digital Microwave Corp.+.........................       165,400       3,969,600
P-COM, Inc.+.....................................        69,600   $   2,192,400
Proxim, Inc.+....................................        49,900         938,744
Scientific-Atlanta, Inc..........................       353,900       5,485,450
Wireless One, Inc.+..............................        23,700         222,188
                                                                  -------------
                                                                     13,001,120
                                                                  -------------
  TOTAL TECHNOLOGY...............................                   171,939,503
                                                                  -------------
TRANSPORTATION (1.8%)
AIRLINES (0.1%)
Mesa Airlines, Inc.+.............................       139,300       1,384,294
                                                                  -------------
RAILROADS (0.3%)
Genesee & Wyoming Inc.+..........................        66,800       2,346,350
                                                                  -------------

TRANSPORTATION (0.2%)
GATX Corp........................................        41,300       2,059,838
                                                                  -------------
TRUCK & FREIGHT CARRIERS (1.2%)
Allied Holdings, Inc.+...........................        26,500         215,313
American Freightways Corp.+......................       142,000       1,482,125
Caliber System, Inc..............................        29,000         561,875
Roadway Express, Inc.............................       278,800       4,547,925
Rollins Truck Leasing Corp.......................       212,900       2,554,800
USA Truck, Inc.+.................................        45,800         400,750
Werner Enterprises, Inc..........................       107,300       1,730,213
                                                                  -------------
                                                                     11,493,001
                                                                  -------------
  TOTAL TRANSPORTATION...........................                    17,283,483
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UTILITIES (6.1%)
ELECTRIC (3.9%)
Black Hills Corp.................................        22,800         587,100
Calpine Corp.+...................................        42,300         761,400
Central Hudson Gas & Electric....................       175,600       5,311,900
Central Louisiana Electric.......................       121,300       3,426,725
Hawaiian Electric Industries, Inc................       163,000       5,929,125
Idaho Power Co...................................        39,500       1,219,563
Illinova Corp....................................       129,300       3,426,450
Minnesota Power & Light Co.......................       100,600       2,829,375
New England Electric System......................       202,700       6,942,475
Pinnacle West Capital Corp.......................       107,000       3,330,375
St. Joseph Light & Power Co......................        37,700         574,925
Washington Water Power Co........................       106,900       2,017,738
                                                                  -------------
                                                                     36,357,151
                                                                  -------------

NATURAL GAS (1.3%)
AGL Resources, Inc...............................       135,800       2,868,775
Brooklyn Union Gas Co............................        52,400       1,637,500
New Jersey Resources Corp........................        23,800         705,075
Providence Energy Corp...........................        93,200   $   1,642,650
United Cities Gas Co.............................       153,600       3,628,800
Wicor, Inc.......................................        35,700       1,298,588
                                                                  -------------
                                                                     11,781,388
                                                                  -------------

WATER (0.9%)
American Water Works, Inc........................       181,900       3,592,525
Aquarion Co......................................         5,100         128,775
E'Town Corp......................................        62,900       1,887,000
SJW Corp.........................................        16,300         721,275
Southern California Water Co.....................       103,600       2,421,650
                                                                  -------------
                                                                      8,751,225
                                                                  -------------
  TOTAL UTILITIES................................                    56,889,764
                                                                  -------------
  TOTAL COMMON STOCKS (COST $776,979,369)........                   898,989,273
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
SHORT-TERM INVESTMENTS (3.8%)
REPURCHASE AGREEMENT (3.8%)
Goldman Sachs Repurchase Agreement 5.35% dated
  11/27/96 due 12/02/96, proceeds $35,468,335
  (collateralized by $33,434,000 U.S. Treasury
  Notes, 7.75% due 01/31/00, valued at
  $36,150,925) (cost $35,442,000)................  $ 35,442,000      35,442,000
                                                                  -------------
TOTAL INVESTMENTS (COST $812,421,369) (100.1%).................
                                                                    934,431,273
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)..................
                                                                     (1,053,059)
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 933,378,214
                                                                  -------------
                                                                  -------------

------------------------------
+ Non-income producing security.

* Foreign security.

=/= Less than 0.1%.

Note: The cost of securities for Federal Income Tax purposes at November 30, 1996, was $816,832,428; the aggregate gross unrealized appreciation and depreciation was $166,326,058 and $48,727,213, respectively, resulting in net unrealized appreciation of $117,598,845.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $812,421,369 )          $934,431,273
Receivable for Investments Sold                       4,454,297
Dividends Receivable                                    792,848
Interest Receivable                                      21,068
Prepaid Trustees' Fees                                    3,072
Prepaid Expenses and Other Assets                         6,010
                                                   ------------
    Total Assets                                    939,708,568
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     3,758,349
Payable to Custodian                                  1,983,999
Advisory Fee Payable                                    454,481
Custody Fee Payable                                      83,933
Administrative Services Fee Payable                      23,894
Administration Fee Payable                                4,126
Fund Services Fee Payable                                 1,255
Accrued Expenses                                         20,317
                                                   ------------
    Total Liabilities                                 6,330,354
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $933,378,214
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $45,014 )                                                  $  5,933,849
Interest Income                                                    1,003,543
                                                                ------------
    Investment Income                                              6,937,392

EXPENSES
Advisory Fee                                       $2,543,191
Custodian Fees and Expenses                           178,928
Administrative Services Fee                           125,072
Professional Fees and Expenses                         27,589
Administration Fee                                     24,783
Fund Services Fee                                      15,119
Trustees' Fees and Expenses                             5,920
Registration Fees                                         303
Insurance Expense                                         120
Miscellaneous                                             899
                                                   ----------
    Total Expenses                                                 2,921,924
                                                                ------------
NET INVESTMENT INCOME                                              4,015,468

NET REALIZED GAIN ON INVESTMENTS                                  31,597,959

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                    (15,844,229)
                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $ 19,769,198
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1996     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1996
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,015,468    $    9,471,545
Net Realized Gain on Investments                         31,597,959        79,496,646
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                         (15,844,229)      132,103,605
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         19,769,198       221,071,796
                                                   -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           169,182,716       222,451,859
Withdrawals                                            (115,618,982)     (204,531,582)
                                                   -----------------   --------------
    Net Increase from Investors' Transactions            53,563,734        17,920,277
                                                   -----------------   --------------
    Total Increase in Net Assets                         73,332,932       238,992,073
NET ASSETS
Beginning of Period                                     860,045,282       621,053,209
                                                   -----------------   --------------
End of Period                                      $    933,378,214    $  860,045,282
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                       FOR THE FISCAL     FOR THE PERIOD
                                                        FOR THE        YEAR ENDED MAY     JULY 19, 1993
                                                   SIX MONTHS ENDED          31,         (COMMENCEMENT OF
                                                   NOVEMBER 30, 1996   ---------------    OPERATIONS) TO
                                                      (UNAUDITED)       1996     1995      MAY 31, 1994
                                                   -----------------   ------   ------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.69%(a)   0.67%   0.71%             0.72%(a)
  Net Investment Income                                        0.94%(a)   1.33%   1.21%             0.99%(a)
Portfolio Turnover                                            44.46%    92.58%   75.00%            97.00%+
Average Broker Commissions                         $           0.05        --       --                --

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Capital Appreciation Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $200,358,103 on that date from The Pierpont Capital Appreciation Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $29,458,073 was included in the contributed securities. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of small companies. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    d)The Portfolio's custodian takes possession of the collateral pledged for investment in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended November 30, 1996, such fees amounted to $2,543,191.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Effective December 29, 1995, the Administration Agreement provided for a fee to be paid to Signature such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds (formerly The Pierpont Funds), The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from June 1, 1996 through July 31, 1996, such fees amounted to $17,162. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $7,621.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were being liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from June 1, 1996 through July 31, 1996, Morgan's fee for these services amounted to $33,079.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $91,993.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $15,119 for the six months ended November 30, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,900.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1996 were as follows:

                      COST OF         PROCEEDS
                     PURCHASES       FROM SALES
                    ------------    ------------
                    $427,231,446    $365,624,397

JPM INSTITUTIONAL MONEY MARKET FUND

JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND

JPM INSTITUTIONAL SHORT TERM BOND FUND

JPM INSTITUTIONAL BOND FUND

JPM INSTITUTIONAL TAX EXEMPT BOND FUND

JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND

JPM INSTITUTIONAL INTERNATIONAL BOND FUND

JPM INSTITUTIONAL DIVERSIFIED FUND

JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND

JPM INSTITUTIONAL DISCIPLINED EQUITY FUND

JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND

JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

JPM INSTITUTIONAL EUROPEAN EQUITY FUND

JPM INSTITUTIONAL JAPAN EQUITY FUND

JPM INSTITUTIONAL ASIA GROWTH FUND




FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.




THE
JPM INSTITUTIONAL
U.S. SMALL
COMPANY
FUND




SEMI-ANNUAL REPORT
NOVEMBER 30, 1996